CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	21,104,881	21,104,881
Common Stock Shares Outstanding	20,552,568	21,104,214